Expense Example, No Redemption - Pioneer Real Estate Shares	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 719
Expense Example, No Redemption, 3 Years	1,052
Expense Example, No Redemption, 5 Years	1,407
Expense Example, No Redemption, 10 Years	2,405
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	251
Expense Example, No Redemption, 3 Years	773
Expense Example, No Redemption, 5 Years	1,321
Expense Example, No Redemption, 10 Years	2,816
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	716
Expense Example, No Redemption, 10 Years	1,590
Class K
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	368
Expense Example, No Redemption, 5 Years	638
Expense Example, No Redemption, 10 Years	1,409
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	$ 1,965